Inventories - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Inventories
Current portion: - Consumables and supplies	¥ 44,257	$ 6,755	¥ 43,758
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	91,446	13,957	85,109
Total current and non-current inventories	135,703	20,712	128,867
Consumables and supplies
Inventories
Current portion: - Consumables and supplies	44,257	6,755	43,758
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - Processing costs capitalized in donated umbilical cord blood	¥ 91,446	$ 13,957	¥ 85,109